NOTES PAYABLE, BANK OVERDRAFTS AND LONG-TERM DEBT - Narrative (Details)					1 Months Ended			12 Months Ended
	Apr. 07, 2021 USD ($)	Mar. 29, 2021 USD ($)	Jan. 14, 2021 USD ($)	Oct. 30, 2020 USD ($) agreement vessel installment	Jul. 31, 2031 USD ($)	Jul. 31, 2022 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) loan arrangement	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Aug. 03, 2021 USD ($)	Mar. 26, 2021 USD ($)	Dec. 31, 2017 facility	Dec. 11, 2015 USD ($) loan vessel installment
Debt Instrument [Line Items]
Long-term debt								$ 1,358,988,000	$ 346,831,000
Bank overdrafts								9,395,000	11,243,000
Total finance lease liability								$ 40,719,000	9,352,000
Maximum leverage ratio, period 1								4.50
Maximum leverage ratio, period 2								4.25
Maximum leverage ratio, thereafter								4.00
Amortization of debt discounts and debt issuance costs								$ 2,634,000	0	$ 0
Line of Credit
Debt Instrument [Line Items]
Current borrowing capacity								271,000,000.0
Line of Credit | Subsidiaries
Debt Instrument [Line Items]
Maximum borrowing capacity								250,600,000	195,700,000
Current borrowing capacity								212,000,000.0	185,000,000.0
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 600,000,000				$ 600,000,000
Percentage bearing variable interest, amount											$ 600,000,000
Line of Credit | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Interest rate benchmark (minimum)								0.00%
Line of Credit | Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread								1.00%
Line of Credit | Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread								2.75%
Line of Credit | Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread								0.00%
Line of Credit | Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread								1.75%
Line of Credit | Revolving Credit Facility | Total Produce
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 500,000,000
Proceeds from revolving credit facility		$ 500,000,000
Temporary deposit		$ 232,000,000
Repayment of revolving credit facility							$ 232,000,000
Revolving credit facility drawn amount							$ 268,000,000
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Revolving credit facility drawn amount								$ 17,000,000.0
Line of Credit | Other revolving credit facilities
Debt Instrument [Line Items]
Maximum borrowing capacity								55,000,000
Long-term debt								19,600,000	258,300,000
Loans Payable
Debt Instrument [Line Items]
Principal amount								$ 23,100,000
Debt term								10 years
Loans Payable | LIBOR
Debt Instrument [Line Items]
Basis spread								2.39%
Loans Payable | Term Loan B
Debt Instrument [Line Items]
Maximum borrowing capacity												540,000,000
Periodic principal payment								$ 1,400,000
Loans Payable | Term Loan B | LIBOR
Debt Instrument [Line Items]
Interest rate benchmark (minimum)								0.00%
Loans Payable | Term Loan B | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread								2.00%
Loans Payable | Term Loan B | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread								2.25%
Loans Payable | Term Loan B | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread								1.00%
Loans Payable | Term Loan B | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread								1.25%
Loans Payable | Term Loan A
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 300,000,000
Periodic principal payment								$ 1,900,000
Loans Payable | Term Loan A | LIBOR
Debt Instrument [Line Items]
Interest rate benchmark (minimum)								0.00%
Loans Payable | Term Loan A | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread								1.00%
Loans Payable | Term Loan A | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread								2.75%
Loans Payable | Term Loan A | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread								0.00%
Loans Payable | Term Loan A | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread								1.75%
Loans Payable | Vessel financing loans
Debt Instrument [Line Items]
Number of secured loans | loan								5
Loans Payable | First Vessel Facility
Debt Instrument [Line Items]
Long-term debt								$ 57,800,000
Loans Payable | Second Vessel Facility
Debt Instrument [Line Items]
Long-term debt								46,400,000
Loans Payable | Other financing arrangements | Legacy Dole
Debt Instrument [Line Items]
Debt assumed								40,200,000
Loans Payable | Secured Long-Term Asset Financing Arrangement Due June 2026
Debt Instrument [Line Items]
Long-term debt								14,400,000
Loans Payable | Secured Long-Term Asset Financing Arrangements Due July 2026 And July 2031
Debt Instrument [Line Items]
Long-term debt								$ 23,400,000
Number of financing arrangements | arrangement								2
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2026
Debt Instrument [Line Items]
Debt term								10 years
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2026 | Minimum
Debt Instrument [Line Items]
Floor rate								5.50%
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2026 | LIBOR
Debt Instrument [Line Items]
Basis spread								5.00%
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2031
Debt Instrument [Line Items]
Debt term								10 years
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2031 | Forecast
Debt Instrument [Line Items]
Periodic principal payment					$ 3,100,000	$ 10,100,000
Interest payment						$ 400,000
Loans Payable | Total Produce | Term Loan B
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 940,000,000
Loans Payable | Legacy Dole | First Vessel Facility
Debt Instrument [Line Items]
Number of secured loans | loan															3
Principal amount															$ 111,000,000
Number of vessels | vessel															3
Maximum percentage of vessel contract cost borrowed															70.00%
Maximum amount of vessel contract cost borrowed															$ 37,000,000
Number of installments | installment															48
Loans Payable | Legacy Dole | First Vessel Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread								2.00%
Loans Payable | Legacy Dole | First Vessel Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread								3.25%
Loans Payable | Legacy Dole | Second Vessel Facility
Debt Instrument [Line Items]
Number of secured loans | agreement				2
Principal amount				$ 49,100,000
Number of vessels | vessel				2
Maximum percentage of vessel contract cost borrowed				60.00%
Maximum amount of vessel contract cost borrowed				$ 24,500,000
Number of installments | installment				18
Proceeds from debt	$ 24,500,000		$ 24,500,000
Debt term				9 years
Loans Payable | Legacy Dole | Second Vessel Facility | LIBOR
Debt Instrument [Line Items]
Basis spread								3.25%
Notes payable, at a weighted average interest rate of 3.2% as of December 31, 2020 | Notes Payable
Debt Instrument [Line Items]
Long-term debt								$ 0	$ 60,100,000
Notes payable, at a weighted average interest rate of 3.2% as of December 31, 2020 | Total Produce | Notes Payable
Debt Instrument [Line Items]
Number of private placement facilities | facility														2